Summary of Marketable Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Amortized Cost	$ 32,102	$ 39,860
Gross Unrealized Gains	67	305
Gross Unrealized Losses	(238)	(33)
Estimated Fair Value	31,931	40,132
Corporate Debt Securities [Member]
Net Investment Income [Line Items]
Amortized Cost	5,505	14,575
Gross Unrealized Gains	9	124
Gross Unrealized Losses	(50)	(16)
Estimated Fair Value	5,464	14,683
Mutual Fund [Member]
Net Investment Income [Line Items]
Amortized Cost	26,597
Gross Unrealized Gains	58
Gross Unrealized Losses	(188)
Estimated Fair Value	$ 26,467
Commercial Paper [Member]
Net Investment Income [Line Items]
Amortized Cost		25,285
Gross Unrealized Gains		181
Gross Unrealized Losses		(17)
Estimated Fair Value		$ 25,449